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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manage Filing this Report:

Name:    Bentley Capital Management, LLC
Address: 520 Madison Avenue
         New York, New York  10022


Form 13F File Number: 028-3093

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gerald Levine
Title:   CEO
Phone:   (212) 583-8880

Signature, Place, and Date of Signing:


          /s/ Gerald Levine       New York, New York    11/10/00
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            91

Form 13F Information Table Value Total:      $285,385
                                            Thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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

                   Bentley Capital Management
                   Form 13F INFORMATION TABLE
                       September 30, 2000

         COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7             COLUMN 8
-----------------------      --------------   --------  -------- ----------------- --------  --------     ------------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC    OTHER     SOLE      SHARED     NONE
                                                         (X000)                              MANAGERS
-----------------------      --------------   --------- -------- -------- -------- --------  --------   -----     ------    -----
ACI TELECENTRICS INC         COMMON           000981100     44     29500  SH       SOLE                  29500    0         0
AZZ INC                      COMMON           002474104   2042    108900  SH       SOLE                 108900    0         0
ACE COMM CORP                COMMON           004404109   1069    159900  SH       SOLE                 159900    0         0
ALKERMES INC                 COMMON           01642T108   3669     95000  SH       SOLE                  95000    0         0
ALLIANCE PHARMACEUTICAL      COMMON           018773101   1830    120000  SH       SOLE                 120000    0         0
ALYSIS TECHNOLOGIES INC      COMMON           02261D101    464    165000  SH       SOLE                 165000    0         0
AMERICAN SUPERCONDUCTOR      COMMON           030111108   3220     65500  SH       SOLE                  65500    0         0
ANIXTER INTL INC             COMMON           035290105    743     25500  SH       SOLE                  25500    0         0
APPLE COMPUTER INC           COMMON           037833100   2601    101000  SH       SOLE                 101000    0         0
AURORA BIOSCIENCES CORP      COMMON           051920106   2829     41600  SH       SOLE                  41600    0         0
BEI TECHNOLOGIES INC         COMMON           05538P104   1127     27000  SH       SOLE                  27000    0         0
BANK OF AMERICA CORP         COMMON           060505104   2095     40000  SH       SOLE                  40000    0         0
BANK ONE CORP                COMMON           06423A103   5794    150000  SH       SOLE                 150000    0         0
CAREMARK RX INC              COMMON           141705103   3822    339700  SH       SOLE                 339700    0         0
CELL GENESYS INC             COMMON           150921104   4023    134100  SH       SOLE                 134100    0         0
CENDANT CORP                 COMMON           151313103   1359    125000  SH       SOLE                 125000    0         0
CONCURRENT COMPUTER CORP     COMMON           206710204   6090    320500  SH       SOLE                 320500    0         0
CONNETICS CORP               COMMON           208192104   6839    283500  SH       SOLE                 283500    0         0
CROMPTON CORP                COMMON           227116100   3182    404066  SH       SOLE                 404066    0         0
CUBIST PHARMACEUTICALS I     COMMON           229678107  10418    200100  SH       SOLE                 200100    0         0
DIME BANCORP INC NEW         COMMON           25429Q102   2048     95000  SH       SOLE                  95000    0         0
DIODES INC                   COMMON           254543101   2628    170950  SH       SOLE                 170950    0         0
DUCOMMUN INC DEL             COMMON           264147109    802     57000  SH       SOLE                  57000    0         0
EMCORE CORP                  COMMON           290846104  25529    614000  SH       SOLE                 614000    0         0
ENGLE HOMES INC              COMMON           292896107    545     35000  SH       SOLE                  35000    0         0
EXABYTE CORP                 COMMON           300615101   1271    113000  SH       SOLE                 113000    0         0
FLEETBOSTON FINL CORP        COMMON           339030108   1170     30000  SH       SOLE                  30000    0         0
GEMSTAR-TV GUIDE INTL IN     COMMON           36866W106  43472    498600  SH       SOLE                 498600    0         0
GENTEK INC                   COMMON           37245X104   1144     75000  SH       SOLE                  75000    0         0
GLOBIX CORP                  COMMON           37957F101   2107     90400  SH       SOLE                  90400    0         0
GOLDEN STAR RES LTD CDA      COMMON           38119T104      8     10000  SH       SOLE                  10000    0         0
HEI INC                      COMMON           404160103    307     15000  SH       SOLE                  15000    0         0
HOUSTON EXPL CO              COMMON           442120101    543     21500  SH       SOLE                  21500    0         0
HYBRID NETWORKS INC          COMMON           44860K102    464     25000  SH       SOLE                  25000    0         0
IBP INC                      COMMON           449223106   1190     65000  SH       SOLE                  65000    0         0
IBIS TECHNOLOGY CORP         COMMON           450909106   8000    220300  SH       SOLE                 220300    0         0
IMPCO TECHNOLOGIES INC       COMMON           45255W106   2889    100500  SH       SOLE                 100500    0         0
INAMED CORP                  COMMON           453235103   5915    210300  SH       SOLE                 210300    0         0




INTERTAN INC                 COMMON           461120107   3446    238650  SH       SOLE                 238650    0         0
IVAX CORP                    COMMON           465823102   3726     81000  SH       SOLE                  81000    0         0
KEY PRODTN INC               COMMON           493138101    311     14100  SH       SOLE                  14100    0         0
KULICKE & SOFFA INDS INC     COMMON           501242101   1125     84500  SH       SOLE                  84500    0         0
LADISH INC                   COM NEW          505754200   1313    100000  SH       SOLE                 100000    0         0
MRV COMMUNICATIONS INC       COMMON           553477100   8360    184500  SH       SOLE                 184500    0         0
MACROMEDIA INC               COMMON           556100105   5819     72000  SH       SOLE                  72000    0         0
MECHANICAL TECHNOLOGY IN     COMMON           583538103   1406    130000  SH       SOLE                 130000    0         0
MITEL CORP                   COMMON           606711109    718     35000  SH       SOLE                  35000    0         0
MUELLER INDS INC             COMMON           624756102   3395    151300  SH       SOLE                 151300    0         0
NTL INC                      COMMON           629407107   3406     73541  SH       SOLE                  73541    0         0
NARA BK N A LOS ANGELES      COMMON           630801108    311     23000  SH       SOLE                  23000    0         0
NATIONAL INFO CONSORTIUM     COMMON           636491102    397    100000  SH       SOLE                 100000    0         0
NATIONAL SEMICONDUCTOR C     COMMON           637640103   1409     35000  SH       SOLE                  35000    0         0
NEUROBIOLOGICAL TECHNOLO     COMMON           64124W106   1269    153800  SH       SOLE                 153800    0         0
OSI PHARMACEUTICALS INC      COMMON           671040103   3010     43000  SH       SOLE                  43000    0         0
OAK TECHNOLOGY INC           COMMON           671802106   5248    191700  SH       SOLE                 191700    0         0
PALM INC                     COMMON           696642107   1323     25000  SH       SOLE                  25000    0         0
PARK ELECTROCHEMICAL COR     COMMON           700416209   1802     32400  SH       SOLE                  32400    0         0
PENN VA CORP                 COMMON           707882106    520     20000  SH       SOLE                  20000    0         0
PLUG POWER INC               COMMON           72919P103    671     18000  SH       SOLE                  18000    0         0
POLARIS INDS INC             COMMON           731068102   5189    147200  SH       SOLE                 147200    0         0
PRIMACOM AG                  DEPOSITORY RECEI 74154N108    882     63000  SH       SOLE                  63000    0         0
RAINBOW TECHNOLOGIES INC     COMMON           750862104   4963    140300  SH       SOLE                 140300    0         0
REMINGTON OIL & GAS CORP     COMMON           759594302    418     40000  SH       SOLE                  40000    0         0
SEACOR SMIT INC              COMMON           811904101    245      5250  SH       SOLE                   5250    0         0
SEQUENOM INC                 COMMON           817337108   3033     72000  SH       SOLE                  72000    0         0
SERONO S A                   DEPOSITORY RECEI 81752M101   1210     40000  SH       SOLE                  40000    0         0
SERONO SA B                  COMMON           817990104   2569      2100  SH       SOLE                   2100    0         0
SILICONIX INC                COM NEW          827079203   3468     73500  SH       SOLE                  73500    0         0
SOUTHWALL TECHNOLOGIES I     COMMON           844909101    398     65000  SH       SOLE                  65000    0         0
SPECTRUM CTL INC             COMMON           847615101   1181     73500  SH       SOLE                  73500    0         0
SYMMETRICOM INC              COMMON           871543104    781     50000  SH       SOLE                  50000    0         0
TTR TECHNOLOGIES INC         COMMON           87305U102   1116    279000  SH       SOLE                 279000    0         0
TEVA PHARMACEUTICAL INDS     DEPOSITORY RECEI 881624209   5196     71000  SH       SOLE                  71000    0         0
TEXOIL INC  NEV              COM PAR $0.01N   882906506    293     40000  SH       SOLE                  40000    0         0
THERMO ELECTRON CORP         COMMON           883556102   2873    110500  SH       SOLE                 110500    0         0
3TEC ENERGY CORP             COM NEW          88575R308    580     40000  SH       SOLE                  40000    0         0
TYCO INTL LTD NEW            COMMON           902124106   4669     90000  SH       SOLE                  90000    0         0
UNIROYAL TECHNOLOGY CORP     COMMON           909163107   2363    157500  SH       SOLE                 157500    0         0
UNUMPROVIDENT CORP           COMMON           91529Y106   3679    135000  SH       SOLE                 135000    0         0
VORNADO RLTY TR              SH BEN INT       929042109    520     14000  SH       SOLE                  14000    0         0
WASHINGTON MUT INC           COMMON           939322103    856     21500  SH       SOLE                  21500    0         0
WEBMD CORP                   COMMON           94769M105   2516    165000  SH       SOLE                 165000    0         0
NORDIC AMERICAN TANKER S     COMMON           G65773106    865     40000  SH       SOLE                  40000    0         0
TRENWICK GROUP LTD           COMMON           G9032C109    665     35000  SH       SOLE                  35000    0         0
TYCOM LTD                    COMMON           G9144B106   4567    119000  SH       SOLE                 119000    0         0
XOMA LTD                     ORD              G9825R107   9132    632500  SH       SOLE                 632500    0         0
GILAT SATELLITE NETWORKS     ORD              M51474100   2422     31500  SH       SOLE                  31500    0         0
RADCOM LTD                   ORD              M81865103    156     25000  SH       SOLE                  25000    0         0
TEFRON LTD                   ORD              M87482101    177     15000  SH       SOLE                  15000    0         0

OMI CORP NEW                 COMMON           Y6476W104   2136    255000  SH       SOLE                 255000    0         0
TEEKAY SHIPPING MARSHALL     COMMON           Y8564W103   3990     85000  SH       SOLE                  85000    0         0

                                              Total:  $285,385
                                                     Thousands
















































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